Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 2,214	$ 3,069	$ 2,499
Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	1	4	7
Selling and marketing expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	1,506	1,979	1,468
General and administrative expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 707	$ 1,086	$ 1,024